UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-255181-01

Central Index Key Number of the issuing entity:    0001890702

3650R 2021-PF1 Commercial Mortgage Trust
(Exact name of issuing entity as speciﬁed in its charter)

Commission File Number of the depositor:     333-255181

Central Index Key Number of the depositor:     0001856217

3650 REIT Commercial Mortgage Securities II LLC
(Exact name of depositor as speciﬁed in its charter)

3650 Real Estate Investment Trust 2 LLC
(Central Index Key Number 0001840727)
Citi Real Estate Funding Inc.
Central Index Key Number 0001701238)
German American Capital Corporation
(Central Index Key Number 0001541294)

(Exact name of sponsor as specified in its charter)

Mark A. Jefferis (310) 862-9994
(Name and telephone number, including area code, of the person to contact in connection with this ﬁling)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 1, 2021	3650 REIT COMMERCIAL MORTGAGE SECURITIES II LLC (Depositor)

	By:	/s/ Tobin Cobb
		Name:	Tobin Cobb
		Title:	President and Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)